Description of the Plan and Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
InXile and Double Fine [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Description Of Employer Contribution Pretax Compensation	$0.25 for every $1.00 contributed.
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Participant Contribution Year Age	50
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
Employee Benefit Plan Participant Contribution After tax Maximum Annual Compensation Amount	$ 34,750
Employee Benefit Plan Participant Contribution Maximum Annual Compensation To Total Compensation Percentage	65.00%
EBP 001 [Member] | Others [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Description Of Employer Contribution Pretax Compensation	$0.50 for every $1.00 contributed.
EBP, Employer Contribution, Matching Percentage	50.00%
EBP 001 [Member] | InXile and Double Fine [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	25.00%